Note 5 - Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Financing Receivable, Allowance for Credit Loss [Table Text Block]
	Real	Business
2022	Estate	Loans	Consumer	Total
Beginning Balance	$3,622	$645	$246	$4,513
Provision for loan losses	279	96	(251)	124
Chargeoffs	8	61	110	179
Recoveries	261	33	512	806
Net chargeoffs	(253)	28	(402)	(627)
Ending Balance	$4,154	$713	$397	$5,264

Period end allowance allocated to:
Loans individually evaluated for impairment	$116	$-	$-	$116
Loans collectively evaluated for impairment	4,038	713	397	5,148
Ending Balance	$4,154	$713	$397	$5,264
	Real	Business
2021	Estate	Loans	Consumer	Total
Beginning Balance	$3,885	$611	$239	$4,735
Provision for loan losses	231	199	979	1,409
Chargeoffs	628	183	1,327	2,138
Recoveries	134	18	355	507
Net chargeoffs	494	165	972	1,631
Ending Balance	$3,622	$645	$246	$4,513

Period end allowance allocated to:
Loans individually evaluated for impairment	$3	$36	$-	$39
Loans collectively evaluated for impairment	3,619	609	246	4,474
Ending Balance	$3,622	$645	$246	$4,513
	Real	Business
2020	Estate	Loans	Consumer	Total
Beginning Balance	$3,075	$371	$309	$2,334
Provision for loan losses	1,072	422	(9)	1,485
Chargeoffs	384	229	104	717
Recoveries	122	47	43	212
Net chargeoffs	262	182	61	505
Ending Balance	$3,885	$611	$239	$4,735

Period end allowance allocated to:
Loans individually evaluated for impairment	$782	$125	$-	$907
Loans collectively evaluated for impairment	3,103	486	239	3,828
Ending Balance	$3,885	$611	$239	$4,735

Impairment Evaluation of Financing Receivables [Table Text Block]
	Real	Business
2022	Estate	Loans	Consumer	Total
Loans individually evaluated for impairment	$3,081	$196	$-	$3,277
Loans collectively evaluated for impairment	469,776	96,808	15,730	582,314
	$472,857	$97,004	$15,730	$585,591
	Real	Business
2021	Estate	Loans	Consumer	Total
Loans individually evaluated for impairment	$2,102	$232	$-	$2,334
Loans collectively evaluated for impairment	462,674	92,890	13,949	569,513
	$464,776	$93,122	$13,949	$571,847

Financing Receivable, Allowance for Credit Loss, Net Charge-offs [Table Text Block]
	2022	2021	2020
Real Estate:
Land Development and Construction	$(14)	$27	$(6)
Farmland	(1)	(1)	-
1-4 Family Mortgages	(71)	(76)	243
Commercial Real Estate	(167)	544	25
Total Real Estate Loans	(253)	494	262

Business Loans:
Commercial and Industrial Loans	31	165	182
Farm Production and Other Farm Loans	(3)	-	-
Total Business Loans	28	165	182

Consumer Loans:
Credit Cards	46	19	39
Other Consumer Loans	(448)	953	22
Total Consumer Loans	(402)	972	61

Total net (recoveries) chargeoffs	$(627)	$1,631	$505